NOTE 11 - Discontinued Operations (Tables) (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
Discontinued Operations
	Six Months Ended June 30,
	2013	2012

Patient Service Revenue (net of contractual allowances and discounts)	$109,463	$4,294,812
Operating expenses:
Cost of services-physicians	225,964	2,054,757
General and administrative	211,530	3,033,497
Total operating expenses	437,494	5,088,254
Other income (expenses)
Interest expense, net	—	(6,794)
Gain on sale of assets	—	6,500,000
Total other income (expenses)	—	6,493,206
Income (loss) on discontinued operations	$(328,031)	$5,699,764